Acquisitions - Fair Values of Assets and Liabilities of ARL at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Jun. 01, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets:
Property, plant and equipment		¥ 1,764,611	¥ 1,507,786	¥ 1,510,132
All other assets		4,272,630	4,079,871
Total assets		212,158,463	195,503,623
Liabilities:
Borrowings		17,121,362	12,167,858
All other liabilities		7,601,355	6,131,739
Total liabilities		201,223,585	183,730,177
Goodwill		¥ 243,827	¥ 215,808	¥ 273,725
American Railcar Leasing LLC [member]
Assets:
Property, plant and equipment	¥ 304,257
All other assets	15,719
Total assets	319,976
Liabilities:
Borrowings	147,523
All other liabilities	1,947
Total liabilities	149,470
Net assets acquired	170,506
Goodwill	0
Total consideration	170,506
Consideration:
Cash	170,506
Total consideration	170,506
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 1,264